UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read  instructions at end of Form before  preparing Form. Please print or type.




1.  Name and address of issuer:      Timothy Plan
                                     1304 W. Fairbanks Ave
                                     Winter Park, FL  32789


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [x]




3.   Investment Company Act File Number:       811-08228

      Securities Act File Number:              33-73248




4.(a). Last day of Fiscal year for which this Form is filed: December 31, 2000



4.(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):                                 $23,025,394

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:                                    $8,003,449

(iii)    Aggregate price of securities  redeemed or repurchased  during any prior  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable
         to the Commission:                                                     $0

(iv)     Total available redemption credits [add Items 5(ii) and 5(iii)]:       $8,003,449

(v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                                                 $15,021,945

(vi)     Redemption  credits available for use in future years if Item 5(i)
         is less than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                                                 $0

(vii)    Multiplier for determining registration fee (See
         Instruction C.9):                                                       x  .00025

(viii)   Registration fee due [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee is due):                              =   $3,755.49


6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities ( number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0


7. Interest due -- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                           + $0

8. Total of the amount of the registration fee due plus interest due [line 5(vii) plus line 7]:
                                                                          =  $0

9.  Date the registration fee and any interest payment was sent to the
    Commission's lock box depository:         March 29, 2001

         Method of Delivery:

                            [ x]    Wire Transfer
                            [  ]    Mail or other means





                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)* /s/
                               Arthur D. Ally, President

Date:  March 29, 2001

    *Please print the name and title of the signing officer below the signature.